UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York            August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


/s/ John Khoury                 New York, New York            August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               3

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total: $  992,042
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number          Name

1                                        Wesley Capital Master Fund, Ltd.
2.                                       Wesley Capital QP, LP
3.                                       Wesley Capital, LP
----       -------------------          --------------------------------

                                                    FORM 13F INFORMATION TABLE



                                   Title                  Market     (Share or  SH  Put/   Investment    Other    Voting Authority
Name of Issuer                   of Class    Cusip        Value     PRN Amount PRN Call    Discretion    Mgrs    Sole    Shared None
AMERICAN CAPITAL STRATEGIES        COM       024937104   1,675,000      2,500  SH  PUT   Shared-Defined  1,2,3      2,500
AMERISTAR CASINOS INC              COM       03070Q101  25,235,000  1,826,000  SH        Shared-Defined  1,2,3  1,826,000
APARTMENT INVT & MGMT CO           CL A      03748R101  12,303,000    361,204  SH        Shared-Defined  1,2,3    361,204
BRE PROPERTIES INC                 CL A      05564E106  23,129,000    534,400  SH        Shared-Defined  1,2,3    534,400
BANK OF AMERICA CORPORATION        COM       060505104     773,000      5,000  SH  CALL  Shared-Defined  1,2,3      5,000
COHEN & STEERS INC                 COM       19247A100  25,645,000    987,501  SH        Shared-Defined  1,2,3    987,501
CORRECTIONS CORP AMER NEW        COM NEW     22025Y407 136,574,000  4,971,762  SH        Shared-Defined  1,2,3  4,971,762
DEERE & CO                         COM       244199105     120,000      1,000  SH  CALL  Shared-Defined  1,2,3      1,000
DILLARDS INC                       CL A      254067101  30,349,000  2,623,112  SH        Shared-Defined  1,2,3  2,623,112
DOUGLAS EMMETT INC                 COM       25960P109   9,455,000    430,346  SH        Shared-Defined  1,2,3    430,346
FIRST AMERN CORP CALIF             COM       318522307   6,022,000    228,100  SH        Shared-Defined  1,2,3    228,100
FOREST CITY ENTERPRISES INC        CL A      345550107  18,772,000    582,616  SH        Shared-Defined  1,2,3    582,616
HFF INC                            CL A      40418F108   2,451,000    430,708  SH        Shared-Defined  1,2,3    430,708
HILLTOP HOLDINGS INC               COM       432748101  21,847,000  2,119,027  SH        Shared-Defined  1,2,3  2,119,027
HOME DEPOT INC                     COM       437076102  37,231,000  1,589,701  SH        Shared-Defined  1,2,3  1,589,701
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT 450047204  18,804,000  1,668,500  SH        Shared-Defined  1,2,3  1,668,500
JONES LANG LASALLE INC             COM       48020Q107  45,750,000    760,100  SH        Shared-Defined  1,2,3    760,100
LAS VEGAS SANDS CORP               COM       517834107  27,648,000    582,800  SH        Shared-Defined  1,2,3    582,800
MFA MTG INVTS INC                  COM       55272X102 107,978,000 16,561,107  SH        Shared-Defined  1,2,3 16,561,107
MAGUIRE PPTYS INC                  COM       559775101  57,644,000  4,736,594  SH        Shared-Defined  1,2,3  4,736,594
MARRIOTT INTL INC NEW              COM       571903202 103,527,000  3,945,400  SH        Shared-Defined  1,2,3  3,945,400
MORGANS HOTEL GROUP CO             COM       61748W108  16,501,000  1,602,000  SH        Shared-Defined  1,2,3  1,602,000
PHH CORP                         COM NEW     693320202  37,570,000  2,447,572  SH        Shared-Defined  1,2,3  2,447,572
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1 75621LAJ3   4,656,000  5,000,000 PRN        Shared-Defined  1,2,3  5,000,000
RENT A CTR INC NEW                 COM       76009N100     640,000      2,000  SH  PUT   Shared-Defined  1,2,3      2,000
STRATEGIC HOTELS & RESORTS I       COM       86272T106  29,253,000  3,121,990  SH        Shared-Defined  1,2,3  3,121,990
SUNRISE SENIOR LIVING INC          COM       86768K106 103,702,000  4,613,100  SH        Shared-Defined  1,2,3  4,613,100
TEJON RANCH CO DEL                 COM       879080109  80,470,000  2,231,565  SH        Shared-Defined  1,2,3  2,231,565
THOMAS PPTYS GROUP INC             COM       884453101   5,898,000    599,383  SH        Shared-Defined  1,2,3    599,383
WACHOVIA CORP NEW                  COM       929903102     420,000      1,000  SH  PUT   Shared-Defined  1,2,3      1,000



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